Schedule of Investments (unaudited)	iShares® U.S. Technology ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 2.9%
Arista Networks Inc.(a)	38,885	$11,959,471
Ciena Corp.(a)	110,157	5,881,282
Cisco Systems Inc.	3,016,287	134,466,074
EchoStar Corp., Class A(a)(b)	35,509	743,558
F5 Networks Inc.(a)	43,975	8,616,901
Juniper Networks Inc.	235,375	5,747,858
Lumentum Holdings Inc.(a)	53,895	5,055,351
Motorola Solutions Inc.	121,010	20,275,226
Ubiquiti Inc.	5,447	1,677,622
Viavi Solutions Inc.(a)	163,463	2,525,503
		196,948,846
Diversified Telecommunication Services — 0.3%
Liberty Global PLC, Class A(a)(b)	102,642	2,477,778
Liberty Global PLC, Class C, NVS(a)	258,394	6,242,799
Lumen Technologies Inc.	704,847	8,726,006
		17,446,583
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp./DE	102,068	13,438,273
SYNNEX Corp.	29,433	2,402,321
		15,840,594
Health Care Technology — 0.6%
Cerner Corp.	218,850	17,532,074
Veeva Systems Inc., Class A(a)	96,885	26,782,889
		44,314,963
Household Durables — 0.2%
Garmin Ltd.	106,478	12,230,063

Interactive Media & Services — 14.6%
Alphabet Inc., Class A(a)	168,788	308,436,440
Alphabet Inc., Class C, NVS(a)	162,969	299,168,712
ANGI Homeservices Inc., Class A(a)(b)	57,168	799,209
Cargurus Inc.(a)	61,838	1,808,761
Facebook Inc., Class A(a)	1,054,311	272,360,161
IAC/InterActiveCorp.(a)	56,786	11,922,221
Match Group Inc.(a)	185,607	25,958,995
Snap Inc., Class A, NVS(a)(b)	652,213	34,528,156
Twitter Inc.(a)	567,744	28,688,104
Zillow Group Inc., Class A(a)(b)	25,890	3,591,461
Zillow Group Inc., Class C, NVS(a)(b)	105,389	13,749,049
		1,001,011,269
Internet & Direct Marketing Retail — 0.9%
Chewy Inc., Class A(a)	53,867	5,484,738
DoorDash Inc., Class A(a)	24,526	4,740,140
eBay Inc.	467,467	26,416,560
Etsy Inc.(a)	90,009	17,919,892
Grubhub Inc.(a)(b)	66,213	4,983,852
		59,545,182
IT Services — 4.3%
Akamai Technologies Inc.(a)	116,207	12,902,463
Amdocs Ltd.	94,954	6,705,652
Booz Allen Hamilton Holding Corp.	98,437	8,383,879
CACI International Inc., Class A(a)	18,001	4,342,201
Cognizant Technology Solutions Corp., Class A	381,642	29,748,994
DXC Technology Co.	181,606	5,121,289
EPAM Systems Inc.(a)	39,966	13,765,489
Fastly Inc., Class A(a)	59,940	6,554,439
Gartner Inc.(a)	63,735	9,681,984
Security	Shares	Value

IT Services (continued)
GoDaddy Inc., Class A(a)	119,853	$9,418,049
International Business Machines Corp.	636,062	75,761,345
KBR Inc.	101,104	2,937,071
Leidos Holdings Inc.	95,497	10,128,412
MongoDB Inc.(a)	36,140	13,357,705
Okta Inc.(a)	86,526	22,411,099
Perspecta Inc.	97,664	2,827,373
Science Applications International Corp.	41,561	3,991,103
Snowflake Inc., Class A(a)	23,164	6,311,032
Twilio Inc., Class A(a)	100,123	35,987,210
VeriSign Inc.(a)	71,680	13,910,938
		294,247,727
Semiconductors & Semiconductor Equipment — 19.7%
Advanced Micro Devices Inc.(a)(b)	858,527	73,524,252
Analog Devices Inc.	263,750	38,858,287
Applied Materials Inc.	651,936	63,029,172
Broadcom Inc.	288,742	130,078,271
Cirrus Logic Inc.(a)	41,338	3,872,957
Cree Inc.(a)(b)	78,762	7,961,263
Enphase Energy Inc.(a)(b).	90,181	16,444,505
Entegris Inc.	96,363	9,481,156
Inphi Corp.(a)	37,197	6,271,786
Intel Corp.	2,925,261	162,381,238
KLA Corp.	110,257	30,879,678
Lam Research Corp.	102,799	49,749,576
Marvell Technology Group Ltd.	478,376	24,617,229
Maxim Integrated Products Inc.	190,807	16,735,682
Microchip Technology Inc.	185,864	25,297,949
Micron Technology Inc.(a)	794,647	62,197,021
MKS Instruments Inc.	39,359	6,221,477
Monolithic Power Systems Inc.	30,260	10,751,075
NVIDIA Corp.	441,861	229,586,557
NXP Semiconductors NV.	199,691	32,044,415
ON Semiconductor Corp.(a)	293,541	10,124,229
Power Integrations Inc.	42,578	3,429,658
Qorvo Inc.(a)	81,414	13,912,024
QUALCOMM Inc.	807,338	126,170,783
Semtech Corp.(a)	46,210	3,278,600
Silicon Laboratories Inc.(a)	31,247	4,098,669
Skyworks Solutions Inc.	118,552	20,064,926
SolarEdge Technologies Inc.(a)	36,556	10,540,191
Teradyne Inc.	118,533	13,451,125
Texas Instruments Inc.	655,253	108,568,870
Universal Display Corp.	30,597	7,062,400
Xilinx Inc.	174,975	22,846,486
		1,343,531,507
Software — 34.6%
ACI Worldwide Inc.(a)(b)	82,999	3,186,332
Adobe Inc.(a)	342,436	157,099,364
Alteryx Inc., Class A(a)	38,578	4,862,757
Anaplan Inc.(a)	101,288	6,755,910
ANSYS Inc.(a)	61,308	21,725,716
Aspen Technology Inc.(a)	48,338	6,472,458
Autodesk Inc.(a)	156,964	43,546,522
Avalara Inc.(a)	60,369	9,055,350
Bill.Com Holdings Inc.(a)	42,095	5,130,539
Blackbaud Inc.	35,382	2,352,549
Cadence Design Systems Inc.(a)	199,108	25,961,692
CDK Global Inc.	86,869	4,334,763

Schedule of Investments (unaudited) (continued)	iShares® U.S. Technology ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Ceridian HCM Holding Inc.(a)	92,844	$8,626,136
Citrix Systems Inc.	87,888	11,716,349
Cloudflare Inc., Class A(a)	125,232	9,600,285
Coupa Software Inc.(a)	49,146	15,228,871
Crowdstrike Holdings Inc., Class A(a)	134,398	29,003,088
Datadog Inc., Class A(a)	138,116	14,191,419
DocuSign Inc.(a)	133,171	31,014,194
Dropbox Inc., Class A(a)	209,700	4,745,511
Dynatrace Inc.(a)	130,889	5,433,202
Elastic NV(a)	43,363	6,589,441
Fair Isaac Corp.(a)	20,771	9,349,235
FireEye Inc.(a)	162,567	3,413,907
Five9 Inc.(a)	47,101	7,830,541
Fortinet Inc.(a)	96,176	13,921,476
Guidewire Software Inc.(a)	59,815	6,863,173
HubSpot Inc.(a)	30,789	11,459,666
Intuit Inc.	187,556	67,750,854
j2 Global Inc.(a)	30,414	3,121,693
Manhattan Associates Inc.(a)	45,345	5,134,414
Microsoft Corp.	4,985,474	1,156,430,549
nCino Inc.(a)	10,412	746,540
New Relic Inc.(a)	37,435	2,814,363
NortonLifeLock Inc.	422,491	8,901,885
Nuance Communications Inc.(a)(b)	201,981	9,198,215
Nutanix Inc., Class A(a)	135,687	4,141,167
Oracle Corp.	1,354,031	81,824,093
Palo Alto Networks Inc.(a)	67,966	23,839,074
Paycom Software Inc.(a)	34,968	13,278,748
Paylocity Holding Corp.(a)	26,719	5,008,744
Pegasystems Inc.	28,227	3,597,531
Pluralsight Inc., Class A(a)	73,129	1,521,083
Proofpoint Inc.(a)	41,194	5,317,322
PTC Inc.(a)	74,949	9,961,472
RealPage Inc.(a)	63,254	5,475,899
RingCentral Inc., Class A(a)	56,628	21,117,714
salesforce.com Inc.(a)	653,151	147,324,740
ServiceNow Inc.(a)(b)	139,266	75,643,721
Slack Technologies Inc., Class A(a)	350,164	14,766,416
Smartsheet Inc., Class A(a)	80,930	5,644,058
SolarWinds Corp.(a)	51,558	866,690
Splunk Inc.(a)	114,494	18,894,945
SS&C Technologies Holdings Inc.	158,962	9,995,531
Synopsys Inc.(a)	108,941	27,828,978
Trade Desk Inc. (The), Class A(a)	29,945	22,937,571
Tyler Technologies Inc.(a)(b).	28,786	12,170,433
Security	Shares	Value

Software (continued)
Verint Systems Inc.(a)	46,683	$3,446,606
VMware Inc., Class A(a)(b)	58,233	8,027,419
Workday Inc., Class A(a)	128,490	29,235,330
Zendesk Inc.(a)(b)	83,286	12,013,173
Zoom Video Communications Inc., Class A(a)	145,511	54,140,278
Zscaler Inc.(a)	52,676	10,519,397
		2,362,107,092
Technology Hardware, Storage & Peripherals — 21.6%
Apple Inc.	10,538,503	1,390,660,856
Dell Technologies Inc., Class C(a)	167,399	12,201,713
Hewlett Packard Enterprise Co.	918,695	11,336,696
HP Inc.	980,440	23,863,910
NetApp Inc.	159,458	10,594,390
Pure Storage Inc., Class A(a)(b)	172,311	3,985,553
Seagate Technology PLC	159,561	10,550,173
Western Digital Corp.	217,177	12,255,298
Xerox Holdings Corp.	118,956	2,501,645
		1,477,950,234
Total Common Stocks — 99.9%
(Cost: $3,955,696,591)		6,825,174,060

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	107,499,926	107,564,426
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	9,960,000	9,960,000
		117,524,426
Total Short-Term Investments — 1.7%
(Cost: $117,487,582)		117,524,426

Total Investments in Securities — 101.6%
(Cost: $4,073,184,173)		6,942,698,486

Other Assets, Less Liabilities — (1.6)%		(108,716,937)

Net Assets — 100.0%		$6,833,981,549

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Technology ETF
January 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$122,323,942	$—	$(14,720,838	)(a)	$74,294	$(112,972)	$107,564,426	107,499,926	$337,782	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,244,000	—	(284,000	)(a)	—	—	9,960,000	9,960,000	9,793		—
					$74,294	$(112,972)	$117,524,426		$347,575		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Communication Services E-Mini Index	16	03/19/21	$1,399	$11,860
XAK Technology	51	03/19/21	6,617	205,854
				$217,714

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,825,174,060	$—	$—	$6,825,174,060
Money Market Funds	117,524,426	—	—	117,524,426
	$6,942,698,486	$—	$—	$6,942,698,486
Derivative financial instruments(a)
Assets
Futures Contracts	$217,714	$—	$—	$217,714

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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